SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 27, 2016	Dec. 10, 2015	Sep. 30, 2015	Mar. 31, 2016	Apr. 19, 2013
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.75
Convertible Notes Payable
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Debt Instrument, Annual Principal Payment				$ 195,000
Subsequent Event | Convertible Notes Payable
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Debt Conversion Converted Instrument Shares Issued Additional		255,000
Debt Instrument, Increase, Accrued Interest		$ 12,470
Debt Conversion, Converted Instrument, Shares Issued		1,337,347
Debt Instrument, Annual Principal Payment	$ 100,000
Debt Instrument, Periodic Payment, Interest	$ 8,622
Stock Issued During Period, Shares, Conversion of Convertible Securities	543,111
Series A Warrants | Subsequent Event
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common Stock Issuance Upon Exercise Of Warrants	1,400,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	727,084
Series D Warrants
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.25	$ 0.25
Series D Warrants | Subsequent Event
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Proceeds from Issuance of Common Stock	$ 601,057
Common Stock Issuance Upon Exercise Of Warrants	2,404,227
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Series A and Series C Warrants
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Proceeds from Issuance of Common Stock			$ 3,066,000
Series A and Series C Warrants | Subsequent Event
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Proceeds from Issuance of Common Stock	$ 539,945
Common Stock Issuance Upon Exercise Of Warrants	2,699,725
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20